Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Non Current Liabilities Text Block [Abstract]
Schedule of composition of other long-term liabilities	Composition of other long-term liabilities:
	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	1,289	887
	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	961	767

Schedule of maturity profile of lease liabilities and other long-term liabilities	The maturity profile of lease liabilities and other long-term liabilities:
	First year	Second year	Third year	Fourth year	Fifth year	Sixth year and onwards	Total
	USD in thousands
Lease liabilities	1,472	1,750	1,793	1,007	356	89	6,467
Liabilities for government grants	402	151	135	122	109	370	1,289
Total	1,874	1,901	1,928	1,129	465	459	7,756